OTHER	12 Months Ended
Dec. 31, 2022
Disclosure Other [Abstract]
OTHER	OTHER
The company’s other for the year ended December 31 is comprised of the following:

(MILLIONS)	Notes	2022	2021	2020
Change in fair value of property, plant and equipment		$(5)	$(73)	$(43)
Amortization of service concession assets		(10)	(15)	(8)
Share-settlement liability		—	(65)	(158)
Legal provisions	27	—	(55)	(231)
Cash flow hedge associated with the disposal of assets	4	—	(6)	—
Transaction costs		—	—	(12)
Other		(71)	(63)	(41)
		$(86)	$(277)	$(493)